Average Annual Total Returns - Thrivent Partner Emerging Markets Equity Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 10 Years
Total	27.19%	13.13%	5.00%	18.31%	12.81%	3.63%